World Omni Auto Receivables Trust 2008-A Monthly Servicer Certificate October 31, 2008	Exhibit 99.1

Dates Covered
Collections Period	10/01/08 - 10/31/08
Interest Accrual Period	10/15/08 - 11/16/08
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 09/30/08	955,345,782.20	55,175
Principal Payments	26,229,032.66	1,332
Defaulted Receivables	3,901,817.97	166
Repurchased Accounts	0.00	0

Pool Balance at 10/31/08	925,214,931.57	53,677

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	18,957,030.06	1,037
Past Due 61-90 days	5,108,811.84	263
Past Due 91 + days	1,233,762.54	64

Total	25,299,604.44	1,364

Total 31+ Delinquent as % Ending Pool Balance	2.73%

Recoveries	1,756,399.56

Aggregate Net Losses—October 2008	2,145,418.41

Overcollateralization Target Amount	13,878,223.97

Actual Overcollateralization	13,878,223.97

Weighted Average APR	8.50%

Weighted Average Remaining Term	57.23

Flow of Funds	$ Amount
Collections	36,284,473.76
Advances	(4,718.67)
Investment Earnings on Cash Accounts	80,223.51
Servicing Fee	(796,121.49)
Interest Rate Swap Receipt	893,662.07

Available Funds	36,457,519.18

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	3,789,269.64
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	15,800,663.90
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	13,878,223.97
(8) Remaining Amounts	2,989,361.67

Total Distributions of Available Funds	36,457,519.18

Servicing Fee	796,121.49
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 10/15/08	941,015,595.47
Principal Paid	29,678,887.87
Note Balance @ 11/17/08	911,336,707.60

Class A-1
Note Balance @ 10/15/08	36,427,595.47
Principal Paid	29,678,887.87
Note Balance @ 11/17/08	6,748,707.60
Note Factor @ 11/17/08	2.5371081%

Class A-2
Note Balance @ 10/15/08	336,000,000.00
Principal Paid	—
Note Balance @ 11/17/08	336,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-3a
Note Balance @ 10/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 11/17/08	210,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-3b
Note Balance @ 10/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 11/17/08	107,000,000.00
Note Factor @ 11/17/08	100.0000000%

Class A-4
Note Balance @ 10/15/08		181,000,000.00
Principal Paid		—
Note Balance @ 11/17/08		181,000,000.00
Note Factor @ 11/17/08		100.0000000%

Class B
Note Balance @ 10/15/08		70,588,000.00
Principal Paid		—
Note Balance @ 11/17/08		70,588,000.00
Note Factor @ 11/17/08		100.0000000%

Interest & Principal Payments	$	Amount
Total Interest Paid		3,789,269.64
Total Principal Paid		29,678,887.87

Total Paid		33,468,157.51

Class A-1
Coupon		2.92200%
Interest Paid		97,571.31
Principal Paid		29,678,887.87

Total Paid to A-1 Holders		29,776,459.18

Class A-2
One-Month Libor		4.56000%
Coupon		5.56000%
Interest Paid		1,712,480.00
Principal Paid		0.00

Total Paid to A-2 Holders		1,712,480.00

Class A-3a
Coupon		3.94000%
Interest Paid		689,500.00
Principal Paid		0.00

Total Paid to A-3a Holders		689,500.00

Class A-3b
One-Month Libor		4.56000%
Coupon		5.86000%
Interest Paid		574,768.33
Principal Paid		0.00

Total Paid to A-3b Holders		574,768.33

Class A-4
Coupon		4.74000%
Interest Paid		714,950.00
Principal Paid		0.00

Total Paid to A-4 Holders		714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2370652
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3538289

Total Distribution Amount	28.5908941

A-1 Interest Distribution Amount	0.3668094
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	111.5747664

Total A-1 Distribution Amount	111.9415758

A-2 Interest Distribution Amount	5.0966667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	5.0966667

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	5.3716666
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	5.3716666

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	532.39
Noteholders’ Principal Distributable Amount	467.61

Account Balances	$ Amount

Advances
Balance as of 9/30/08	331,390.19
Balance as of 10/31/08	326,671.52
Change	(4,718.67)

Reserve Fund
Balance as of 9/30/08	2,947,956.63
Investment Earnings	6,524.96
Prior Month’s Investment Earnings paid	(6,779.96)
Withdrawal	0.00
Balance as of 10/31/08	2,947,701.63
Change	(255.00)

Reserve Fund Requirement	2,941,176.67